UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 03343

SIT LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:    June 30, 2015

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments

Sit Large Cap Growth Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2015

Sit Large Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 99.0%
Commercial Services - 2.1%
17,300	Equifax, Inc.	1,608,900
27,400	Robert Half International, Inc.	1,658,248

		3,267,148

Communications - 2.6%
11,900	SBA Communications Corp. *	1,393,490
55,000	Verizon Communications, Inc.	2,674,650

		4,068,140

Consumer Durables - 1.1%
8,800	Polaris Industries, Inc.	1,241,680
2,300	Whirlpool Corp.	464,738

		1,706,418

Consumer Non-Durables - 5.7%
22,400	NIKE, Inc.	2,247,392
34,600	PepsiCo, Inc.	3,308,452
13,000	Philip Morris International, Inc.	979,290
28,500	Procter & Gamble Co.	2,335,290

		8,870,424

Consumer Services - 7.7%
1,100	Chipotle Mexican Grill, Inc. *	715,594
35,500	H&R Block, Inc.	1,138,485
29,300	Starbucks Corp.	2,774,710
19,675	Time Warner, Inc.	1,661,357
48,800	Twenty-First Century Fox, Inc.	1,651,392
60,800	Visa, Inc.	3,976,928

		11,918,466

Electronic Technology - 11.3%
68,475	Apple, Inc.	8,520,344
84,900	Applied Materials, Inc.	1,915,344
20,200	Avago Technologies, Ltd.	2,564,996
59,300	Ciena Corp. *	1,145,083
50,600	Intel Corp.	1,582,262
12,600	Qualcomm, Inc.	873,684
5,900	Skyworks Solutions, Inc.	579,911
11,200	Xilinx, Inc.	473,760

		17,655,384

Energy Minerals - 2.8%
22,800	Continental Resources, Inc. *	995,676
8,300	EOG Resources, Inc.	761,027
12,400	Gulfport Energy Corp. *	569,284
11,730	Marathon Petroleum Corp.	1,201,035
11,500	Occidental Petroleum Corp.	839,500

		4,366,522

Quantity	Name of Issuer	Fair Value ($)

Finance - 3.1%
6,700	Goldman Sachs Group, Inc.	1,259,399
26,100	JPMorgan Chase & Co.	1,581,138
15,000	Marsh & McLennan Cos., Inc.	841,350
13,300	T Rowe Price Group, Inc.	1,077,034

		4,758,921

Health Services - 3.7%
17,600	Express Scripts Holding Co. *	1,527,152
9,900	McKesson Corp.	2,239,380
17,300	UnitedHealth Group, Inc.	2,046,417

		5,812,949

Health Technology - 18.3%
29,700	AbbVie, Inc.	1,738,638
9,800	Actavis, PLC *	2,916,771
7,600	Alexion Pharmaceuticals, Inc. *	1,317,080
19,500	Bristol-Myers Squibb Co.	1,257,750
19,600	Celgene Corp. *	2,259,488
57,500	Gilead Sciences, Inc. *	5,642,475
15,400	Johnson & Johnson	1,549,240
61,212	Medtronic, PLC	4,773,924
14,200	Mylan NV *	842,770
1,675	Regeneron Pharmaceuticals, Inc. *	756,229
35,700	St. Jude Medical, Inc.	2,334,780
10,700	Thermo Fisher Scientific, Inc.	1,437,438
13,375	Zimmer Holdings, Inc.	1,571,830

		28,398,413

Industrial Services - 1.0%
18,600	Schlumberger, Ltd.	1,551,984

Process Industries - 2.4%
25,100	Ecolab, Inc.	2,870,938
6,500	Praxair, Inc.	784,810

		3,655,748

Producer Manufacturing - 8.6%
10,200	3M Co.	1,682,490
4,900	Caterpillar, Inc.	392,147
4,300	Cummins, Inc.	596,152
23,900	Danaher Corp.	2,029,110
14,100	Delphi Automotive, PLC	1,124,334
27,500	Honeywell International, Inc.	2,868,525
13,300	Illinois Tool Works, Inc.	1,291,962
11,900	Raytheon Co.	1,300,075
25,100	Trinity Industries, Inc.	891,301
10,100	United Technologies Corp.	1,183,720

		13,359,816

See accompanying notes to schedule of investments.
MARCH 31, 2015	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2015

Sit Large Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

Retail Trade - 8.0%
34,200	CVS Health Corp.	3,529,782
15,400	Dick’s Sporting Goods, Inc.	877,646
32,700	Home Depot, Inc.	3,715,047
14,000	Macy’s, Inc.	908,740
15,800	Target Corp.	1,296,706
30,900	TJX Cos., Inc.	2,164,545

		12,492,466

Technology Services - 17.1%
22,100	Accenture, PLC	2,070,549
41,600	Adobe Systems, Inc. *	3,075,904
15,100	ANSYS, Inc. *	1,331,669
34,000	Cognizant Technology Solutions Corp. *	2,121,260
29,300	Facebook, Inc. *	2,408,900
5,200	Google, Inc.-Class A *	2,884,440
6,100	Google, Inc.-Class C *	3,342,800
21,400	Informatica Corp. *	938,497
84,800	Microsoft Corp.	3,447,544
58,900	Oracle Corp.	2,541,535
2,150	priceline.com, Inc. *	2,502,922

		26,666,020

Quantity	Name of Issuer	Fair Value ($)

Transportation - 3.5%
19,000	Delta Air Lines, Inc.	854,240
12,500	Ryder System, Inc.	1,186,125
22,600	Union Pacific Corp.	2,447,806
10,300	United Parcel Service, Inc.	998,482

		5,486,653

Total Common Stocks (cost: $100,440,280)		154,035,472

Total Investments in Securities - 99.0% (cost: $100,440,280)		154,035,472
Other Assets and Liabilities, net - 1.0%		1,517,198

Total Net Assets - 100.0%		$155,552,670

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of March 31, 2015 is as follows (see notes to Schedule of Investments):

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)

Common Stocks **	154,035,472	—	—	154,035,472

Total:	154,035,472	—	—	154,035,472

**   For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
2

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2015

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Fund’s valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Fund’s investments as of March 31, 2015 is included with the Fund’s schedule of investments.

At March 31, 2015, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

			Net Unrealized	Cost of
	Unrealized	Unrealized	Appreciation	Securities on a
	Appreciation	Depreciation	(Depreciation)	Tax Basis

Large Cap Growth	$54,625,371	$(1,030,179)	$53,595,192	$100,440,280

3

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Large Cap Growth Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Large Cap Growth Fund, Inc.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date: April 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date: April 30, 2015

By:	/s/Roger J. Sit

Roger J. Sit

Chairman

Date: April 30, 2015